Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.5%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 81,358
750,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	745,785
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	286,907
		TOTAL	1,114,050
		Basic Industry - Metals & Mining—1.8%
600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	533,711
450,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	452,420
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	239,812
950,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	951,185
90,000	[1]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	87,766
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	388,264
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	345,069
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	131,664
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	270,508
750,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	752,311
		TOTAL	4,152,710
		Basic Industry - Paper—0.5%
800,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	789,482
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	147,123
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	112,362
		TOTAL	1,048,967
		Capital Goods - Aerospace & Defense—4.8%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	228,546
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	329,095
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	352,293
400,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	385,905
1,195,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,089,090
475,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	391,408
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	508,116
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	170,221
520,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	557,472
630,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	684,876
700,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	707,333
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	168,009
890,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	863,248
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	205,179
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	124,814
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	340,360
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	484,174
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	493,531
1,000,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	986,282
350,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	287,024
1,380,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	1,392,857
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	323,006
		TOTAL	11,072,839

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.8%
$ 100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	$ 95,083
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	603,412
150,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	151,891
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	209,568
555,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	584,091
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	139,153
		TOTAL	1,783,198
		Capital Goods - Construction Machinery—1.1%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	203,473
550,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	553,579
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	432,911
445,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	437,338
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	869,285
		TOTAL	2,496,586
		Capital Goods - Diversified Manufacturing—1.2%
240,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	243,677
230,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	228,141
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	140,345
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	73,456
390,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	360,219
335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	325,268
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	434,420
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	159,366
310,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	318,264
535,000	[1]	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	467,984
		TOTAL	2,751,140
		Capital Goods - Environmental—0.8%
375,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	312,252
375,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	379,879
375,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	342,274
875,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	831,841
		TOTAL	1,866,246
		Capital Goods - Packaging—0.1%
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	218,641
		Communications - Cable & Satellite—1.2%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	418,583
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	315,111
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	151,953
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	377,207
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	559,721
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	588,559
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	162,110
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	260,426
		TOTAL	2,833,670
		Communications - Media & Entertainment—2.0%
340,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	340,087
255,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	250,646
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	361,041

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$ 135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	$ 134,550
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	351,507
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	262,378
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	370,081
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	862,440
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	269,234
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	437,646
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	440,687
510,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	408,119
		TOTAL	4,488,416
		Communications - Telecom Wireless—5.0%
450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	430,424
375,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	328,075
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	196,203
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	240,159
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	99,798
500,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	507,525
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	228,018
750,000	[1]	Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	750,076
300,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	256,529
400,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	398,913
675,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	660,062
225,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	201,237
700,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 9/1/2034	685,429
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	290,075
415,000		T-Mobile USA, Inc., 4.500%, 4/15/2050	345,381
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	432,670
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	399,277
1,350,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,294,587
1,162,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	1,141,381
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	621,010
770,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	751,714
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	269,741
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	534,242
325,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	310,398
		TOTAL	11,372,924
		Communications - Telecom Wirelines—5.6%
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	1,118,720
952,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	780,840
750,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	666,839
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	231,596
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	815,118
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	177,807
600,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	590,901
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	495,113
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	381,196
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	261,144
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	477,680
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	690,205
250,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	199,495

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 400,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	$ 400,484
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	44,372
1,301,000		Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	1,263,422
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	560,942
850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	749,235
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,375,097
140,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	107,837
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	312,796
750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	746,394
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	425,756
		TOTAL	12,872,989
		Consumer Cyclical - Automotive—4.2%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	622,648
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	161,225
400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	385,790
700,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	671,965
2,005,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	2,050,275
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	382,134
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	111,591
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	721,278
850,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	787,467
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	47,579
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	249,592
150,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	144,719
1,050,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,059,268
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	347,957
1,200,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,139,897
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	377,923
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	333,514
		TOTAL	9,594,822
		Consumer Cyclical - Retailers—1.8%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	135,200
675,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	601,966
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	428,534
185,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	168,494
800,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	722,208
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	129,794
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	54,242
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	332,926
450,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	454,943
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	295,497
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	513,972
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	156,176
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	232,477
		TOTAL	4,226,429
		Consumer Cyclical - Services—0.5%
570,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	531,558
615,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	604,581
		TOTAL	1,136,139

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—4.6%
$ 125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	$ 122,050
1,200,000		Bacardi-Martini B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,211,663
650,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	617,010
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	653,272
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	115,314
600,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	585,605
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	229,057
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	116,464
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	206,180
1,200,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	1,210,935
445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	285,655
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	126,818
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	102,405
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	259,433
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,946
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	613,415
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	161,204
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	244,473
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	425,397
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	267,487
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	295,602
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	314,506
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	327,419
680,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	651,813
225,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	228,509
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	573,539
550,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	563,833
		TOTAL	10,562,004
		Consumer Non-Cyclical - Health Care—3.8%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	314,932
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	204,593
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	259,561
179,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	156,646
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	251,905
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	392,035
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,858
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	751,561
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	453,687
500,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	503,427
150,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	152,408
900,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	873,869
500,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	501,681
500,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	527,896
145,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	157,391
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	989,989
755,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	725,774
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	353,413
1,000,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,020,399
		TOTAL	8,641,025

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—3.0%
$ 955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	$ 902,445
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	677,188
2,080,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,110,820
1,020,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,001,322
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	259,193
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	240,187
500,000	[1]	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	525,549
675,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	424,372
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	330,688
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	373,338
		TOTAL	6,845,102
		Consumer Non-Cyclical - Supermarkets—0.8%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	337,143
250,000		Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	190,106
1,335,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	1,305,131
		TOTAL	1,832,380
		Consumer Non-Cyclical - Tobacco—1.7%
500,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	344,818
650,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	476,596
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	200,464
325,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	303,763
50,000		BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	46,086
1,215,000		BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	1,266,773
500,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	488,007
200,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	159,904
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	286,561
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	317,302
		TOTAL	3,890,274
		Energy - Independent—2.5%
605,000		APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	602,755
600,000		APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	587,325
435,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	434,940
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	248,104
390,000		Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	384,020
175,000		Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	172,582
435,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	410,475
190,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	190,383
685,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	687,354
265,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	248,287
650,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	655,810
535,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	565,686
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	435,796
		TOTAL	5,623,517
		Energy - Integrated—0.5%
605,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	415,843
350,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	347,150
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	127,268
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	352,397
		TOTAL	1,242,658

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—7.7%
$ 130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	$ 118,515
215,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	192,073
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	400,448
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	97,894
545,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	543,334
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	48,034
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	301,260
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	77,271
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	279,188
775,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	795,708
325,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	323,695
725,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	611,053
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	221,262
750,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	767,914
1,070,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,069,911
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	246,040
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	399,942
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	162,223
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	454,018
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	509,940
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	263,308
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	297,856
480,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	469,631
400,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	356,318
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	391,682
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	163,894
535,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	449,895
400,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	398,713
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	79,320
625,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	637,268
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	173,047
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	127,714
425,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	391,429
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	426,015
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	520,830
550,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	575,921
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	537,273
250,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	211,265
430,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	397,648
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	365,495
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	505,473
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	285,236
650,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	573,983
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	987,082
500,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	509,861
	TOTAL	17,715,880
	Energy - Oil Field Services—0.3%
355,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	358,030
230,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	225,175
	TOTAL	583,205

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—1.0%
$ 675,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	$ 567,001
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	155,573
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	238,298
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	490,536
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	350,485
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	136,145
400,000		Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	355,628
		TOTAL	2,293,666
		Financial Institution - Banking—8.1%
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,868
500,000		Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	492,120
400,000		Capital One Financial Co., Sr. Unsecd. Note, 5.700%, 2/1/2030	408,699
400,000		Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	403,298
480,000		Citigroup, Inc., 4.125%, 7/25/2028	472,422
250,000		Citigroup, Inc., 5.500%, 9/13/2025	250,870
450,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	447,982
760,000		Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	767,549
500,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	498,031
385,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	394,774
550,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	560,146
300,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	308,232
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	476,757
200,000		Comerica, Inc., 3.800%, 7/22/2026	196,751
655,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	665,798
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	196,501
695,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	711,701
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	519,649
1,045,000		FNB Corp. (PA), 5.722%, 12/11/2030	1,044,328
370,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	369,979
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	513,118
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	897,788
300,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	303,262
300,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	303,323
750,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	749,096
800,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	845,534
300,000		KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	271,440
500,000		KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	490,329
370,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	383,344
480,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	517,241
200,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	196,227
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	340,699
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	451,534
200,000		PNC Bank, N.A., Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,960
450,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	444,412
620,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	635,123
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,005,007
140,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	141,830
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	197,182
350,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	360,195
		TOTAL	18,632,099

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
$ 575,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	$ 475,670
160,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	164,330
900,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	917,902
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	200,948
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	191,377
		TOTAL	1,950,227
		Financial Institution - Finance Companies—2.0%
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	483,293
675,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	634,476
1,300,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,122,582
505,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	484,100
500,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	435,643
475,000		Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	477,335
450,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	447,439
460,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	480,633
		TOTAL	4,565,501
		Financial Institution - Insurance - Health—1.3%
1,100,000		Centene Corp., 2.500%, 3/1/2031	928,438
450,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	410,937
1,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	1,508,373
250,000		The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	217,891
		TOTAL	3,065,639
		Financial Institution - Insurance - Life—1.0%
1,095,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,124,505
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	124,035
400,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	369,277
550,000		Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	566,171
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	132,504
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	56,721
		TOTAL	2,373,213
		Financial Institution - Insurance - P&C—1.3%
850,000		Aon North America, Inc., 5.750%, 3/1/2054	838,916
750,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	748,357
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	485,186
450,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	459,110
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	408,940
120,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	129,820
		TOTAL	3,070,329
		Financial Institution - REIT - Apartment—0.5%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	159,487
160,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	134,993
580,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	481,673
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	176,856
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	194,083
		TOTAL	1,147,092
		Financial Institution - REIT - Healthcare—0.7%
375,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	315,813
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	224,943
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	294,180
325,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	289,078

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$ 500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	$ 490,050
		TOTAL	1,614,064
		Financial Institution - REIT - Office—1.1%
215,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	169,519
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,072
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	98,368
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	247,293
305,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	297,753
950,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	855,940
840,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	678,861
		TOTAL	2,436,806
		Financial Institution - REIT - Other—0.6%
570,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	570,602
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	168,369
750,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	745,006
		TOTAL	1,483,977
		Financial Institution - REIT - Retail—0.8%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	136,503
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	285,848
550,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	590,743
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	284,989
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	168,121
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	450,469
		TOTAL	1,916,673
		Technology—10.0%
1,070,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,055,097
465,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	450,154
500,000		Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	492,835
430,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	436,081
925,000		Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	938,868
300,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	252,922
310,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	257,058
10,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	8,212
525,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	462,334
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,408
900,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	869,042
500,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	522,021
370,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	377,568
280,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	281,405
1,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,018,529
500,000		Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	428,669
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	198,175
135,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	98,780
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	356,718
1,230,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,264,473
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	144,995
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	687,756
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	479,010
160,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	149,863
75,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	74,566

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 80,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$ 80,040
455,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	433,201
1,020,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	994,102
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	440,871
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	152,701
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	246,750
370,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	369,585
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	565,578
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	826,333
750,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	689,180
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,112,455
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	776,464
495,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	485,678
700,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	654,792
425,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	453,420
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	278,549
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	102,373
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,760
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	242,255
550,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	537,807
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	81,846
455,000	Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	457,725
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	83,610
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	147,300
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	605,301
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	153,265
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	620,805
	TOTAL	23,009,285
	Transportation - Airlines—0.0%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	100,691
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	111,940
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	215,350
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	92,936
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	431,391
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	140,929
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	175,669
	TOTAL	1,168,215
	Transportation - Services—1.7%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	332,785
250,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	177,944
550,000	FedEx Corp., Sr. Unsecd. Note, 144A, 4.050%, 2/15/2048	406,845
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	696,751
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	269,430
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	289,762
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	253,141
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	506,225
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	50,530
320,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	321,717
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	249,661

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	$ 214,112
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	205,544
	TOTAL	3,974,447
	Utility - Electric—7.3%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	129,196
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	374,979
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	460,921
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	176,283
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	79,389
230,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	235,984
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	222,123
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	150,933
695,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	610,378
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	466,259
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	521,960
80,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	83,967
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	129,114
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	116,197
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	233,750
500,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	496,998
1,250,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,272,561
500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	461,880
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	502,834
790,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	651,940
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	257,702
500,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	511,041
500,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	502,589
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	99,861
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	107,752
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	79,784
1,015,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,026,643
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	660,653
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	154,189
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	236,506
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	284,936
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	196,224
800,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	795,588
625,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	633,396
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2034	700,772
300,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	231,287
100,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	82,349
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	96,674
500,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	502,435
665,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	669,140
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	213,965
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,162,858
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	261,710
	TOTAL	16,845,700
	Utility - Natural Gas—0.4%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	471,084

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$ 260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	$ 249,661
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	186,010
	TOTAL	906,755
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	69,797
	TOTAL CORPORATE BONDS (IDENTIFIED COST $235,347,371)	220,589,987
	FOREIGN GOVERNMENTS/AGENCIES—1.7%
	Sovereign—1.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	677,906
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	154,800
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	214,992
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	721,142
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	242,576
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	215,220
190,000	Peru, Government of, 6.550%, 3/14/2037	202,369
1,500,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	1,502,565
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $4,293,740)	3,931,570
	REPURCHASE AGREEMENT—1.6%
3,662,000	Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $3,662,000)	3,662,000
	INVESTMENT COMPANY—1.2%
2,866,753	Federated Hermes Government Obligations Fund, Premier Shares 4.26%[2] (IDENTIFIED COST $2,866,753)	2,866,753
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $246,169,864)[3]	231,050,310
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%	(1,187,924)
	NET ASSETS—100%	$229,862,386
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	120	$24,860,625	June 2025	$66,832
United States Treasury Ultra Bond Long Futures	55	$6,723,750	June 2025	$8,976
Short Futures:
United States Treasury Notes 10-Year Short Futures	45	$5,004,844	June 2025	$(42,715)
United States Treasury Notes 10-Year Ultra Short Futures	40	$4,565,000	June 2025	$(26,680)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$6,413
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,359,003
Purchases at Cost	$8,840,903
Proceeds from Sales	$(7,333,153)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$2,866,753
Shares Held as of 3/31/2025	2,866,753
Dividend Income	$24,478

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$2,775,081	$2,866,753

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$220,589,987	$—	$220,589,987
Foreign Governments/Agencies	—	3,931,570	—	3,931,570
Investment Company	2,866,753	—	—	2,866,753
Repurchase Agreement	—	3,662,000	—	3,662,000
TOTAL SECURITIES	$2,866,753	$228,183,557	$—	$231,050,310
Other Financial Instruments:[1]
Assets	$75,808	$—	$—	$75,808
Liabilities	(69,395)	—	—	(69,395)
TOTAL OTHER FINANCIAL INSTRUMENTS	$6,413	$—	$—	$6,413

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust